EQUITY - Additional Information (Details)			12 Months Ended
	Oct. 22, 2020 shares	Jul. 16, 2020 shares	Dec. 31, 2021 votingRight $ / shares shares	Dec. 31, 2020 shares	Jul. 15, 2020
Class of Stock [Line Items]
Common stock authorized (in shares)			600,000,000
Common stock par value (usd per share) | $ / shares			$ 0.0001
Preferred stock, authorized (in shares)			100,000,000
Preferred stock par value (usd per share) | $ / shares			$ 0.0001
Common stock outstanding (in shares)			61,925,075	58,392,040
Voting rights per each share | votingRight			1
Equity conversion ratio			1
Preferred stock issued (in shares)			0	0
Warrant exercise price (usd per share) | $ / shares			$ 0.01
Warrants, term			5 years
Warrants outstanding (in shares)			10,000,000.0	10,000,000.0
SmarterChaos | DMSH
Class of Stock [Line Items]
Equity issued to acquiree (in shares)		307,000
Prism and Clairvest Direct Seller | DMSH
Class of Stock [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners					44.50%
Common Class A
Class of Stock [Line Items]
Warrant exercise price (usd per share) | $ / shares			$ 11.50
Common Class A
Class of Stock [Line Items]
Common stock authorized (in shares)			500,000,000
Common stock par value (usd per share) | $ / shares			$ 0.0001
Common stock outstanding (in shares)			36,225,611	32,392,576
Common stock issued (in shares)			36,226,000
Share price (usd per share) | $ / shares			$ 18.00
Common Class B
Class of Stock [Line Items]
Common stock authorized (in shares)			60,000,000
Common stock par value (usd per share) | $ / shares			$ 0.0001
Common stock outstanding (in shares)			25,699,464	25,999,464
Common stock issued (in shares)			25,699,000
Common Class B | Prism and Clairvest Direct Seller | SmarterChaos | DMSH
Class of Stock [Line Items]
Equity issued to acquiree (in shares)	142,000
Class C common stock
Class of Stock [Line Items]
Common stock authorized (in shares)			40,000,000
Common stock par value (usd per share) | $ / shares			$ 0.0001
Common stock outstanding (in shares)			0
Equity conversion ratio			1
Common stock issued (in shares)			0